Segment and Geographic Area Information - Narrative (Details) - segment	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Number of reportable segments	4
Revenue Benchmark | Product Concentration Risk | Aerospace
Segment Reporting Information [Line Items]
Concentration risk, percentage	70.00%	68.00%	64.00%
Revenue Benchmark | Customer Concentration Risk | Aerospace | RTX Corporation
Segment Reporting Information [Line Items]
Concentration risk, percentage	11.00%
Revenue Benchmark | Customer Concentration Risk | Aerospace | GE
Segment Reporting Information [Line Items]
Concentration risk, percentage	11.00%